INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT
INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT

NOTE 3 — INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT

Pursuant to the IPO, the Company sold 11,500,000 Units (including 1,500,000 Overallotment Units) at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one Public Warrant. Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3 — INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT

Pursuant to the IPO, the Company sold 11,500,000 Units (including 1,500,000 Overallotment Units) at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one Public Warrant. Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).